AST ALLIANZGI WORLD TRENDS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 74.0%
Common Stocks — 46.6%
Argentina — 0.1%
MercadoLibre, Inc.*(a)	8,804	$ 4,301,458
Australia — 0.7%
Aurizon Holdings Ltd.	559,823	1,456,296
CSL Ltd.	12,378	2,220,862
Domino’s Pizza Enterprises Ltd.	117,242	3,679,546
Fortescue Metals Group Ltd.	391,771	2,405,996
Macquarie Group Ltd.	7,603	395,687
Newcrest Mining Ltd.	78,408	1,107,581
NRW Holdings Ltd.	311,918	238,085
Qantas Airways Ltd.	348,424	684,584
Rio Tinto PLC	97,009	4,439,015
Telstra Corp. Ltd.	1,275,712	2,397,372
Treasury Wine Estates Ltd.	252,568	1,551,000
		20,576,024
Austria — 0.0%
OMV AG	27,393	753,129
Raiffeisen Bank International AG	33,994	498,045
		1,251,174
Belgium — 0.1%
Ageas	40,371	1,670,156
Colruyt SA	14,793	802,857
UCB SA	22,715	1,969,774
		4,442,787
Bermuda — 0.0%
Triton International Ltd.	11,141	288,218
Brazil — 0.2%
StoneCo Ltd. (Class A Stock)*(a)	269,808	5,873,720
Canada — 1.8%
Aecon Group, Inc.	6,786	60,564
Algonquin Power & Utilities Corp.	14,572	196,219
Alimentation Couche-Tard, Inc. (Class B Stock)	310,436	7,312,551
Badger Daylighting Ltd.	17,137	277,275
Bank of Montreal	17,317	874,402
BCE, Inc.	41,146	1,687,884
Boyd Group Services, Inc.	744	77,450
Canadian Apartment Properties REIT, REIT	31,852	963,957
Canadian National Railway Co.	25,957	2,029,453
Canadian Tire Corp. Ltd. (Class A Stock)	15,317	924,484
Canadian Utilities Ltd. (Class A Stock)	4,088	97,719
Cenovus Energy, Inc.	269,969	544,811
Cogeco Communications, Inc.	8,961	607,906
Constellation Software, Inc.	6,602	6,000,206
Eldorado Gold Corp.*	124,006	771,017
Element Fleet Management Corp.	49,745	316,717
Empire Co. Ltd. (Class A Stock)	6,046	118,274
Enbridge, Inc.	82,158	2,392,407
Equitable Group, Inc.	6,899	284,676
Fortis, Inc.	4,086	157,569
Genworth MI Canada, Inc.(a)	21,725	482,726
George Weston Ltd.	15,202	1,087,030
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Home Capital Group, Inc.*	22,661	$ 258,606
Husky Energy, Inc.	213,539	537,148
Hydro One Ltd., 144A	47,364	852,841
iA Financial Corp., Inc.	19,713	619,700
Intact Financial Corp.	1,624	140,359
Keyera Corp.	45,998	427,524
Laurentian Bank of Canada(a)	20,873	453,264
Linamar Corp.	14,413	298,338
Loblaw Cos. Ltd.	37,675	1,942,245
Magna International, Inc.	60,485	1,930,208
Manulife Financial Corp.	244,724	3,072,744
Metro, Inc.	41,843	1,692,095
Northview Apartment Real Estate Investment Trust, REIT	19,169	445,955
Nutrien Ltd.	77,557	2,651,366
Onex Corp.	3,550	129,937
Open Text Corp.	36,042	1,260,305
Power Corp. of Canada	103,035	1,657,580
Quebecor, Inc. (Class B Stock)	38,089	842,002
Restaurant Brands International, Inc.	14,331	573,670
Shopify, Inc. (Class A Stock)*(a)	11,441	4,770,096
TC Energy Corp.	44,617	1,983,083
Teck Resources Ltd. (Class B Stock)	101,859	772,284
TFI International, Inc.	19,118	421,811
Toronto-Dominion Bank (The)	40,085	1,704,175
		56,702,633
China — 1.2%
Alibaba Group Holding Ltd., ADR*	80,961	15,745,295
CITIC Ltd.	645,000	675,484
Shimao Property Holdings Ltd.	218,500	764,217
TAL Education Group, ADR*	41,781	2,225,256
Tencent Holdings Ltd.	220,713	10,861,152
Tencent Music Entertainment Group, ADR*	410,280	4,127,417
Weibo Corp., ADR*(a)	72,541	2,401,833
Yangzijiang Shipbuilding Holdings Ltd.	1,380,200	803,762
		37,604,416
Denmark — 1.1%
Ambu A/S (Class B Stock)	536,347	12,985,660
Carlsberg A/S (Class B Stock)	11,459	1,295,796
Coloplast A/S (Class B Stock)	9,659	1,402,129
DSV Panalpina A/S	75,591	6,853,708
Netcompany Group A/S, 144A*	195,497	9,110,110
Novo Nordisk A/S (Class B Stock)	62,451	3,758,765
Royal Unibrew A/S	11,064	794,810
		36,200,978
Finland — 0.0%
Valmet OYJ	46,081	905,176
France — 1.1%
Alten SA	3,895	278,489
Atos SE	27,654	1,862,987
AXA SA	79,466	1,370,165
Bouygues SA	68,629	2,011,732
A1

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Cie Generale des Etablissements Michelin SCA	33,861	$ 3,024,493
Credit Agricole SA	89,214	647,899
Eiffage SA	21,302	1,516,583
Faurecia SE	50,751	1,519,296
Hermes International	560	386,235
Ipsen SA	11,540	598,701
Klepierre SA, REIT	38,270	805,946
Orange SA	251,085	3,074,512
Peugeot SA	94,728	1,260,975
Sanofi	69,063	6,026,136
Sodexo SA	12,005	810,060
Teleperformance	7,256	1,514,255
TOTAL SA	78,971	3,022,527
Vinci SA	46,516	3,849,775
		33,580,766
Germany — 1.4%
adidas AG	11,787	2,651,214
Aroundtown SA	215,608	1,079,655
Bayerische Motoren Werke AG	21,135	1,086,779
Bechtle AG	59,294	7,499,700
Deutsche Pfandbriefbank AG, 144A	112,303	858,429
Deutsche Telekom AG	212,889	2,749,089
Fraport AG Frankfurt Airport Services Worldwide	9,309	376,881
GRENKE AG(a)	49,174	2,916,908
Hannover Rueck SE	7,951	1,144,044
HeidelbergCement AG	11,994	510,129
HOCHTIEF AG	10,826	717,879
Infineon Technologies AG	440,869	6,345,796
Merck KGaA	18,594	1,904,281
MTU Aero Engines AG	7,497	1,094,949
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,079	2,226,228
Rheinmetall AG	6,736	474,944
SAP SE	62,333	6,931,441
Siltronic AG	24,190	1,810,279
TAG Immobilien AG	33,244	657,980
Zalando SE, 144A*	51,258	1,952,090
		44,988,695
Hong Kong — 0.3%
AIA Group Ltd.	807,064	7,269,671
CK Asset Holdings Ltd.	167,500	945,382
Kerry Properties Ltd.	91,500	240,230
		8,455,283
India — 0.3%
HDFC Bank Ltd., ADR(a)	214,219	8,238,863
Indonesia — 0.1%
Ace Hardware Indonesia Tbk PT	10,268,243	817,483
Bank Central Asia Tbk PT	899,270	1,519,560
		2,337,043
	Shares	Value
Common Stocks (continued)
Ireland — 0.3%
AerCap Holdings NV*	55,682	$ 1,268,993
CRH PLC	78,853	2,132,263
Kingspan Group PLC(a)	65,969	3,537,859
Ryanair Holdings PLC, ADR*	36,193	1,921,486
		8,860,601
Israel — 0.5%
Bank Leumi Le-Israel BM	205,602	1,136,157
First International Bank of Israel Ltd.	18,286	446,492
Israel Corp. Ltd. (The)*	2,440	247,189
Israel Discount Bank Ltd. (Class A Stock)	379,987	1,125,150
Kornit Digital Ltd.*(a)	15,469	385,023
Mizrahi Tefahot Bank Ltd.	34,834	651,098
Plus500 Ltd.	59,612	797,226
Wix.com Ltd.*(a)	97,318	9,811,601
		14,599,936
Italy — 0.4%
Enel SpA	893,220	6,234,772
Hera SpA	272,343	987,109
Iren SpA	270,977	672,611
Poste Italiane SpA, 144A	232,433	1,977,079
Unipol Gruppo SpA	134,021	464,404
UnipolSai Assicurazioni SpA	249,740	619,531
		10,955,506
Japan — 1.8%
Adastria Co. Ltd.	39,100	442,508
AGC, Inc.	56,000	1,374,596
Alfresa Holdings Corp.	15,300	283,842
Chubu Electric Power Co., Inc.	78,300	1,110,983
Daiwa House Industry Co. Ltd.	97,200	2,410,587
Fuji Media Holdings, Inc.	48,800	485,650
Hitachi Ltd.	47,700	1,383,158
Honda Motor Co. Ltd.	101,100	2,273,185
ITOCHU Corp.	157,100	3,244,284
KDDI Corp.	102,000	3,022,984
Keyence Corp.	13,157	4,241,516
Marubeni Corp.	336,400	1,673,756
Medipal Holdings Corp.	31,800	596,406
Meitec Corp.	5,700	227,058
Mitsubishi Chemical Holdings Corp.	334,100	1,985,773
Mitsubishi Corp.	82,200	1,743,106
Mitsui & Co. Ltd.	194,600	2,697,020
MonotaRO Co. Ltd.	93,280	2,470,150
NEC Corp.	45,300	1,649,671
Nippon Light Metal Holdings Co. Ltd.	163,700	254,218
Nippon Telegraph & Telephone Corp.	142,800	3,421,527
Nippon Television Holdings, Inc.	27,000	301,018
Nishimatsu Construction Co. Ltd.	15,300	293,184
Obayashi Corp.	75,900	649,902
Rengo Co. Ltd.	77,500	604,231
Ricoh Co. Ltd.	124,900	930,442
Sawai Pharmaceutical Co. Ltd.	12,900	688,034
Sekisui House Ltd.	104,800	1,731,697
Shimizu Corp.	149,000	1,163,924

A2

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Showa Denko KK	33,300	$ 683,567
Sojitz Corp.	438,000	1,030,480
Sumitomo Chemical Co. Ltd.	434,700	1,286,720
Sumitomo Corp.	221,900	2,547,446
Sumitomo Forestry Co. Ltd.	35,800	457,703
Teijin Ltd.	39,300	665,194
TIS, Inc.	34,500	570,990
Tokyu Fudosan Holdings Corp.	127,900	614,777
Toyo Suisan Kaisha Ltd.	22,100	1,069,000
Toyota Motor Corp.	70,200	4,226,155
West Japan Railway Co.	12,100	827,606
Yamaguchi Financial Group, Inc.	55,100	309,667
		57,643,715
Jordan — 0.0%
Hikma Pharmaceuticals PLC	29,948	752,014
Netherlands — 0.8%
ASML Holding NV	44,514	11,800,299
ASR Nederland NV	50,680	1,272,986
Koninklijke Ahold Delhaize NV	183,040	4,271,954
NN Group NV	57,577	1,537,748
Royal Dutch Shell PLC (Class A Stock)	106,468	1,913,769
Signify NV, 144A	58,174	1,118,523
uniQure NV*	5,974	283,466
Wolters Kluwer NV	44,013	3,111,361
		25,310,106
New Zealand — 0.1%
Mainfreight Ltd.	133,026	2,726,901
Norway — 0.0%
DNB ASA	34,288	383,699
DNO ASA(a)	676,199	186,438
Grieg Seafood ASA	33,779	310,955
Hermitage Offshore Services Ltd.	124	79
		881,171
Philippines — 0.0%
Jollibee Foods Corp.	308,655	644,905
Puerto Rico — 0.0%
Popular, Inc.	41,337	1,446,795
Singapore — 0.1%
BOC Aviation Ltd., 144A	55,100	349,983
CapitaLand Mall Trust, REIT	506,000	634,412
DBS Group Holdings Ltd.	115,500	1,494,819
Singapore Airlines Ltd.	67,600	271,754
		2,750,968
South Africa — 0.2%
Anglo American PLC	167,849	2,942,423
PSG Group Ltd.	442,855	3,180,486
		6,122,909
South Korea — 0.0%
Huons Global Co. Ltd.	1,158	24,160
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Korea Asset In Trust Co. Ltd.	50,964	$ 82,103
		106,263
Spain — 0.3%
Acciona SA	6,833	729,459
ACS Actividades de Construccion y Servicios SA	53,160	1,033,809
Banco Bilbao Vizcaya Argentaria SA	637,791	2,013,872
CIE Automotive SA	21,880	337,878
Global Dominion Access SA, 144A*	44,925	123,994
Iberdrola SA	384,228	3,795,540
Repsol SA	236,089	2,162,993
		10,197,545
Sweden — 0.8%
AddTech AB (Class B Stock)	153,637	3,766,740
Assa Abloy AB (Class B Stock)	95,656	1,801,777
Atlas Copco AB (Class A Stock)	102,989	3,449,843
Castellum AB	48,279	816,150
Epiroc AB (Class A Stock)	191,906	1,890,496
Fastighets AB Balder (Class B Stock)*	21,065	758,826
Hexagon AB (Class B Stock)	62,523	2,642,475
Hexpol AB	494,044	2,948,966
Intrum AB(a)	27,513	364,976
Loomis AB (Class B Stock)	16,998	342,976
OW Bunker A/S*^(d)	53,469	—
Skandinaviska Enskilda Banken AB (Class A Stock)	276,403	1,861,490
Skanska AB (Class B Stock)*	68,571	1,037,593
Tele2 AB (Class B Stock)	144,492	1,942,426
Volvo AB (Class B Stock)	51,709	620,565
		24,245,299
Switzerland — 1.0%
Baloise Holding AG	9,864	1,295,089
Cembra Money Bank AG	7,236	665,189
CRISPR Therapeutics AG*	7,467	316,676
Nestle SA	27,515	2,815,070
Novartis AG	8,123	668,681
Partners Group Holding AG	4,924	3,414,628
Sika AG	21,054	3,493,080
STMicroelectronics NV	210,201	4,551,865
Swiss Life Holding AG	8,247	2,804,502
Swiss Re AG	35,007	2,695,373
Temenos AG*	16,057	2,083,216
VAT Group AG, 144A*	18,864	2,609,800
Zurich Insurance Group AG	10,775	3,803,075
		31,216,244
Thailand — 0.0%
Fabrinet*	8,285	452,030
United Kingdom — 0.9%
3i Group PLC	109,798	1,069,694
Barratt Developments PLC	279,950	1,517,953
Bellway PLC	20,613	549,869
BP PLC	196,416	819,476
British American Tobacco PLC	151,156	5,149,779

A3

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Burberry Group PLC	103,957	$ 1,690,254
CK Hutchison Holdings Ltd.	190,000	1,273,489
DCC PLC	62,165	3,920,580
Dialog Semiconductor PLC*	33,767	896,389
GlaxoSmithKline PLC	269,316	5,075,620
J Sainsbury PLC	434,171	1,130,022
JD Sports Fashion PLC	123,511	700,626
Micro Focus International PLC	104,836	517,694
Persimmon PLC	73,356	1,735,403
Royal Mail PLC	150,914	233,122
Tate & Lyle PLC	148,245	1,199,932
Tesco PLC	487,163	1,374,467
		28,854,369
United States — 31.0%
Abbott Laboratories	36,583	2,886,765
AbbVie, Inc.(a)	60,637	4,619,933
ACADIA Pharmaceuticals, Inc.*(a)	7,033	297,144
Acceleron Pharma, Inc.*	1,512	135,883
ACCO Brands Corp.	78,174	394,779
ACI Worldwide, Inc.*	6,355	153,473
ACM Research, Inc. (Class A Stock)*	9,449	279,785
Activision Blizzard, Inc.*	77,627	4,617,254
Addus HomeCare Corp.*	5,735	387,686
Adobe, Inc.*	18,879	6,008,053
AES Corp.	27,959	380,242
Aflac, Inc.	93,838	3,213,013
Allegion PLC(a)	5,258	483,841
Allstate Corp. (The)	42,509	3,899,351
Ally Financial, Inc.	148,700	2,145,741
Alphabet, Inc. (Class A Stock)*(a)	15,169	17,625,620
Alphabet, Inc. (Class C Stock)*	9,318	10,835,064
Alteryx, Inc. (Class A Stock)*(a)	4,794	456,245
Altria Group, Inc.	9,752	377,110
Amazon.com, Inc.*	17,401	33,927,078
Ambarella, Inc.*	10,993	533,820
Amedisys, Inc.*	3,240	594,670
Ameren Corp.(a)	7,189	523,575
American Electric Power Co., Inc.	42,922	3,432,902
American International Group, Inc.	3,623	87,858
American Tower Corp., REIT	54,141	11,789,203
Ameriprise Financial, Inc.	5,507	564,357
Amgen, Inc.	39,882	8,085,278
Amicus Therapeutics, Inc.*	14,214	131,337
Amkor Technology, Inc.*	9,555	74,433
Anixter International, Inc.*	10,704	940,560
Annaly Capital Management, Inc., REIT	288,272	1,461,539
Anthem, Inc.	25,340	5,753,194
Apple, Inc.	187,674	47,723,621
Applied Materials, Inc.	67,475	3,091,704
Arbor Realty Trust, Inc., REIT	40,279	197,367
Arena Pharmaceuticals, Inc.*	3,055	128,310
Arrowhead Pharmaceuticals, Inc.*	3,071	88,353
Artisan Partners Asset Management, Inc. (Class A Stock)	18,715	402,185
ASGN, Inc.*	6,555	231,523
Aspen Technology, Inc.*	3,410	324,189
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Assurant, Inc.	3,800	$ 395,542
AT&T, Inc.(a)	396,696	11,563,688
Atkore International Group, Inc.*	28,826	607,364
Atlassian Corp. PLC (Class A Stock)*	35,332	4,849,670
Automatic Data Processing, Inc.	39,056	5,338,174
Avery Dennison Corp.	4,529	461,369
Axcelis Technologies, Inc.*	25,937	474,906
Axon Enterprise, Inc.*(a)	9,665	683,992
Axsome Therapeutics, Inc.*	1,173	69,008
Balchem Corp.	7,100	700,912
BancorpSouth Bank	7,395	139,913
Bank of America Corp.	351,752	7,467,695
Bausch Health Cos., Inc.*	62,058	961,760
Baxter International, Inc.	56,672	4,601,200
Becton, Dickinson & Co.	11,699	2,688,079
Berkshire Hathaway, Inc. (Class B Stock)*(a)	18,684	3,415,996
Best Buy Co., Inc.	34,486	1,965,702
Biogen, Inc.*	1,809	572,331
BioMarin Pharmaceutical, Inc.*	36,675	3,099,037
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,467	514,272
Black Hills Corp.	7,525	481,826
Blackline, Inc.*	9,445	496,901
Blackstone Group, Inc. (The) (Class A Stock)	44,670	2,035,612
BMC Stock Holdings, Inc.*	19,155	339,618
Boeing Co. (The)	25,225	3,762,056
Booking Holdings, Inc.*	513	690,149
Booz Allen Hamilton Holding Corp.	22,974	1,576,935
Boston Scientific Corp.*	114,535	3,737,277
BrightView Holdings, Inc.*	31,753	351,188
Bristol-Myers Squibb Co.	108,446	6,044,780
Brixmor Property Group, Inc., REIT(a)	132,948	1,263,006
Broadcom, Inc.(a)	37,129	8,803,286
Builders FirstSource, Inc.*	89,384	1,093,166
Cadence Design Systems, Inc.*	68,983	4,555,637
Campbell Soup Co.(a)	10,346	477,571
Capital One Financial Corp.	58,106	2,929,705
CareTrust REIT, Inc., REIT	12,235	180,956
Carlisle Cos., Inc.	24,031	3,010,604
Carlyle Group, Inc. (The)(a)	22,925	496,326
Carnival PLC	38,964	468,973
Casella Waste Systems, Inc. (Class A Stock)*	8,220	321,073
Catalent, Inc.*	7,650	397,418
Cato Corp. (The) (Class A Stock)	9,615	102,592
CDW Corp.	4,831	450,587
Centene Corp.*	48,040	2,854,056
CenterPoint Energy, Inc.	101,938	1,574,942
Charles River Laboratories International, Inc.*	18,260	2,304,595
Chart Industries, Inc.*	7,336	212,597
Chatham Lodging Trust, REIT	9,250	54,945
Chegg, Inc.*	17,223	616,239
Chemed Corp.	500	216,600
Chesapeake Utilities Corp.	1,700	145,707
Chevron Corp.	81,160	5,880,854

A4

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Chipotle Mexican Grill, Inc.*(a)	1,212	$ 793,133
Church & Dwight Co., Inc.	4,950	317,691
Churchill Downs, Inc.(a)	5,465	562,622
Cigna Corp.	31,684	5,613,771
Cintas Corp.	3,803	658,756
Cirrus Logic, Inc.*	11,300	741,619
Cisco Systems, Inc.	235,546	9,259,313
Citigroup, Inc.	169,472	7,138,161
Citizens Financial Group, Inc.	18,127	340,969
Citrix Systems, Inc.	5,017	710,156
Clarus Corp.	6,755	66,199
CME Group, Inc.(a)	5,790	1,001,149
Coca-Cola Co. (The)	96,552	4,272,426
Cogent Communications Holdings, Inc.(a)	2,100	172,137
Cohen & Steers, Inc.	2,522	114,625
Colgate-Palmolive Co.	15,104	1,002,301
Comcast Corp. (Class A Stock)(a)	306,906	10,551,428
Comerica, Inc.(a)	13,029	382,271
Conagra Brands, Inc.	25,361	744,092
CONMED Corp.	5,441	311,606
ConocoPhillips	80,999	2,494,769
Constellation Brands, Inc. (Class A Stock)	22,768	3,264,020
Cooper Cos., Inc. (The)	2,051	565,399
Copart, Inc.*	4,703	322,250
Costco Wholesale Corp.	15,731	4,485,380
Crown Holdings, Inc.*	46,225	2,682,899
CryoPort, Inc.*(a)	32,663	557,557
CVS Health Corp.(a)	101,023	5,993,695
D.R. Horton, Inc.	12,111	411,774
Danaher Corp.	15,930	2,204,871
Darden Restaurants, Inc.	23,936	1,303,555
Deckers Outdoor Corp.*	1,685	225,790
DENTSPLY SIRONA, Inc.	14,607	567,190
DexCom, Inc.*	7,650	2,059,916
Dicerna Pharmaceuticals, Inc.*	8,628	158,496
Digital Turbine, Inc.*	61,001	262,914
Dollar General Corp.	5,880	887,939
Dominion Energy, Inc.	2,893	208,846
Douglas Emmett, Inc., REIT	6,179	188,521
DTE Energy Co.(a)	24,901	2,364,848
Duke Energy Corp.(a)	56,979	4,608,462
DXC Technology Co.	59,725	779,411
Eastman Chemical Co.	6,152	286,560
Eaton Corp. PLC	67,383	5,234,985
Edison International	35,750	1,958,743
Edwards Lifesciences Corp.*	358	67,526
eHealth, Inc.*	4,747	668,473
El Paso Electric Co.	2,975	202,181
Elanco Animal Health, Inc.*	154,510	3,459,479
Electronic Arts, Inc.*	3,678	368,425
Eli Lilly & Co.	82,571	11,454,249
Emergent BioSolutions, Inc.*(a)	5,500	318,230
Enphase Energy, Inc.*	7,158	231,132
Ensign Group, Inc. (The)	27,620	1,038,788
Entergy Corp.	20,679	1,943,206
EOG Resources, Inc.	5,935	213,185
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Equinix, Inc., REIT	1,854	$ 1,157,953
Equitable Holdings, Inc.	89,059	1,286,903
Essent Group Ltd.	63,926	1,683,811
Essential Properties Realty Trust, Inc., REIT	42,468	554,632
Essex Property Trust, Inc., REIT	2,595	571,523
Everbridge, Inc.*	4,410	469,048
EverQuote, Inc. (Class A Stock)*(a)	11,554	303,293
Exact Sciences Corp.*(a)	18,425	1,068,650
Exelon Corp.	137,827	5,073,412
Exponent, Inc.	533	38,328
Extra Space Storage, Inc., REIT	6,006	575,135
Exxon Mobil Corp.	89,630	3,403,251
Facebook, Inc. (Class A Stock)*	100,979	16,843,297
Fidelity National Information Services, Inc.	44,085	5,362,499
First American Financial Corp.	60,374	2,560,461
First Financial Bankshares, Inc.(a)	8,910	239,144
First Horizon National Corp.(a)	165,389	1,333,035
Fiserv, Inc.*	8,081	767,614
Five9, Inc.*	8,227	629,036
Flagstar Bancorp, Inc.	38,916	771,704
Foot Locker, Inc.	22,809	502,938
FormFactor, Inc.*	16,100	323,449
Fortinet, Inc.*	48,266	4,883,071
Fox Factory Holding Corp.*	4,129	173,418
Freshpet, Inc.*	11,292	721,220
FTI Consulting, Inc.*	5,770	691,073
Gaming & Leisure Properties, Inc., REIT	21,025	582,603
Generac Holdings, Inc.*(a)	6,260	583,244
General Dynamics Corp.	7,241	958,057
General Electric Co.	616,635	4,896,082
General Mills, Inc.	102,487	5,408,239
General Motors Co.	102,411	2,128,101
Genworth Financial, Inc. (Class A Stock)*	18,066	59,979
Global Blood Therapeutics, Inc.*	4,250	217,133
Global Payments, Inc.	12,903	1,861,000
Globus Medical, Inc. (Class A Stock)*	4,675	198,828
Goldman Sachs Group, Inc. (The)	11,325	1,750,732
Graham Holdings Co. (Class B Stock)	2,068	705,540
Gray Television, Inc.*(a)	106,132	1,139,858
Group 1 Automotive, Inc.	2,280	100,913
Guardant Health, Inc.*(a)	12,295	855,732
Haemonetics Corp.*	6,369	634,735
Hartford Financial Services Group, Inc. (The)	92,025	3,242,961
HCA Healthcare, Inc.	2,655	238,552
Health Catalyst, Inc.*(a)	11,912	311,499
HEICO Corp. (Class A Stock)	23,801	1,520,884
Heidrick & Struggles International, Inc.	16,570	372,825
Helen of Troy Ltd.*	3,415	491,862
Herc Holdings, Inc.*	23,094	472,503
Hershey Co. (The)	22,014	2,916,855
Hill-Rom Holdings, Inc.(a)	22,456	2,259,074
Hilltop Holdings, Inc.	7,650	115,668
Hologic, Inc.*	16,374	574,727

A5

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Home Depot, Inc. (The)	42,241	$ 7,886,817
Honeywell International, Inc.	10,273	1,374,425
Horizon Therapeutics PLC*	20,072	594,533
Host Hotels & Resorts, Inc., REIT(a)	165,930	1,831,867
Humana, Inc.	2,979	935,466
Huntington Ingalls Industries, Inc.	2,646	482,128
Ichor Holdings Ltd.*	13,845	265,270
Illumina, Inc.*	9,595	2,620,586
Industrial Logistics Properties Trust, REIT	25,980	455,689
Ingersoll Rand, Inc.*(a)	38,463	953,882
Inphi Corp.*	6,583	521,176
Integer Holdings Corp.*	25,976	1,632,851
Intel Corp.(a)	310,114	16,783,370
International Business Machines Corp.	45,448	5,041,547
Intuit, Inc.	19,913	4,579,990
Intuitive Surgical, Inc.*	9,195	4,553,456
Invesco Mortgage Capital, Inc., REIT	85,858	292,776
Invitae Corp.*(a)	39,767	543,615
Iovance Biotherapeutics, Inc.*	11,475	343,504
IQVIA Holdings, Inc.*	5,167	557,313
J.M. Smucker Co. (The)(a)	5,776	641,136
Jabil, Inc.	62,845	1,544,730
Jacobs Engineering Group, Inc.	4,382	347,361
Johnson & Johnson(a)	114,975	15,076,672
Johnson Controls International PLC	122,316	3,297,639
Jones Lang LaSalle, Inc.(a)	904	91,286
JPMorgan Chase & Co.	134,467	12,106,064
Juniper Networks, Inc.	25,860	494,960
KB Home	72,882	1,319,164
Kellogg Co.	9,950	596,901
Kemper Corp.(a)	3,825	284,465
Keysight Technologies, Inc.*	33,573	2,809,389
Kimberly-Clark Corp.	6,609	845,093
Kinder Morgan, Inc.	59,668	830,579
Koppers Holdings, Inc.*	10,669	131,976
Kratos Defense & Security Solutions, Inc.*(a)	22,657	313,573
Kroger Co. (The)	133,867	4,032,074
L3Harris Technologies, Inc.	5,081	915,190
Laboratory Corp. of America Holdings*	25,574	3,232,298
Lam Research Corp.	17,775	4,266,000
Lantheus Holdings, Inc.*	25,388	323,951
Las Vegas Sands Corp.	26,370	1,119,934
Legg Mason, Inc.	1,032	50,413
Leidos Holdings, Inc.	52,250	4,788,712
LendingTree, Inc.*(a)	1,373	251,794
Lennar Corp. (Class B Stock)	9,485	274,306
LHC Group, Inc.*	8,693	1,218,759
Lithia Motors, Inc. (Class A Stock)	3,730	305,077
Live Nation Entertainment, Inc.*(a)	30,565	1,389,485
LivePerson, Inc.*(a)	15,001	341,273
Lockheed Martin Corp.	5,335	1,808,298
LogMeIn, Inc.	2,912	242,511
Lowe’s Cos., Inc.	17,263	1,485,481
Lyft, Inc. (Class A Stock)*(a)	46,855	1,258,057
LyondellBasell Industries NV (Class A Stock)	31,310	1,553,915
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Malibu Boats, Inc. (Class A Stock)*	3,865	$ 111,273
ManTech International Corp. (Class A Stock)	24,002	1,744,225
MarineMax, Inc.*	2,121	22,101
MarketAxess Holdings, Inc.	1,715	570,358
Marsh & McLennan Cos., Inc.	40,730	3,521,516
MasTec, Inc.*	8,980	293,915
Mastercard, Inc. (Class A Stock)	53,715	12,975,395
McDonald’s Corp.(a)	20,665	3,416,958
McGrath RentCorp	9,706	508,400
McKesson Corp.	4,088	552,943
MDC Holdings, Inc.	21,316	494,531
Medpace Holdings, Inc.*(a)	18,480	1,356,062
Medtronic PLC	84,809	7,648,076
MeiraGTx Holdings PLC*	7,949	106,835
Mellanox Technologies Ltd.*	9,922	1,203,737
Merck & Co., Inc.	212,667	16,362,599
Mercury Systems, Inc.*	7,889	562,801
Meritage Homes Corp.*	38,479	1,404,868
Methode Electronics, Inc.	17,670	467,018
MetLife, Inc.	139,939	4,277,935
Mettler-Toledo International, Inc.*(a)	748	516,501
MFA Financial, Inc., REIT	45,024	69,787
Micron Technology, Inc.*	51,033	2,146,448
Microsoft Corp.	361,687	57,041,657
Mid-America Apartment Communities, Inc., REIT	3,688	379,975
MKS Instruments, Inc.	7,824	637,265
Model N, Inc.*	13,555	301,057
Molson Coors Beverage Co. (Class B Stock)(a)	24,540	957,305
Momenta Pharmaceuticals, Inc.*	4,206	114,403
Mondelez International, Inc. (Class A Stock)	86,128	4,313,290
Moody’s Corp.	4,971	1,051,367
Moog, Inc. (Class A Stock)	2,870	145,021
Morgan Stanley	104,283	3,545,622
Motorola Solutions, Inc.(a)	40,707	5,410,774
MSA Safety, Inc.(a)	1,495	151,294
NanoString Technologies, Inc.*	15,881	381,938
Napco Security Technologies, Inc.*	9,989	151,533
Natera, Inc.*	20,702	618,162
National Health Investors, Inc., REIT	3,860	191,147
NeoGenomics, Inc.*	24,927	688,234
Netflix, Inc.*	6,310	2,369,405
Nevro Corp.*	2,398	239,752
Newmark Group, Inc. (Class A Stock)	139,628	593,419
Nexstar Media Group, Inc. (Class A Stock)	3,268	188,662
NIKE, Inc. (Class B Stock)	58,005	4,799,334
Northrop Grumman Corp.	3,126	945,771
NortonLifeLock, Inc.	30,021	561,693
Novocure Ltd.*(a)	7,462	502,491
NVIDIA Corp.(a)	12,240	3,226,464
NVR, Inc.*	830	2,132,361
Okta, Inc.*(a)	12,930	1,580,822
Omnicell, Inc.*	6,752	442,796
Omnicom Group, Inc.	9,413	516,774

A6

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
ONE Gas, Inc.	4,765	$ 398,449
OneMain Holdings, Inc.	37,391	714,916
ONEOK, Inc.	19,306	421,064
Oracle Corp.	34,351	1,660,184
O’Reilly Automotive, Inc.*	13,439	4,045,811
PACCAR, Inc.	80,155	4,899,875
Palomar Holdings, Inc.*(a)	8,905	517,915
PayPal Holdings, Inc.*	56,009	5,362,302
PepsiCo, Inc.	1,302	156,370
Performance Food Group Co.*	31,753	784,934
PerkinElmer, Inc.(a)	11,690	880,023
Pfizer, Inc.	249,303	8,137,250
Philip Morris International, Inc.	24,619	1,796,202
Photronics, Inc.*	42,349	434,501
Pioneer Natural Resources Co.	2,932	205,680
PNC Financial Services Group, Inc. (The)	16,735	1,601,874
PolyOne Corp.	6,898	130,855
Portland General Electric Co.	35,719	1,712,369
Power Integrations, Inc.(a)	5,880	519,380
PPL Corp.	31,978	789,217
PRA Health Sciences, Inc.*(a)	5,980	496,579
Prestige Consumer Healthcare, Inc.*	20,300	744,604
Procter & Gamble Co. (The)	119,166	13,108,260
Progress Software Corp.	42,330	1,354,560
Progressive Corp. (The)	9,582	707,535
Progyny, Inc.*(a)	19,569	414,667
Prologis, Inc., REIT	57,590	4,628,508
Prospect Capital Corp.	150,273	638,660
PTC Therapeutics, Inc.*	15,033	670,622
PulteGroup, Inc.	16,142	360,289
QUALCOMM, Inc.	7,751	524,355
Quanterix Corp.*	11,585	212,816
R1 RCM, Inc.*	82,453	749,498
Radian Group, Inc.	15,375	199,106
Rapid7, Inc.*	9,488	411,115
Realty Income Corp., REIT	26,496	1,321,091
Reata Pharmaceuticals, Inc. (Class A Stock)*	483	69,716
Regeneron Pharmaceuticals, Inc.*	5,112	2,496,138
REGENXBIO, Inc.*	5,941	192,370
Regions Financial Corp.	25,328	227,192
Reliance Steel & Aluminum Co.	26,990	2,364,054
Rent-A-Center, Inc.	50,041	707,580
Repligen Corp.*	6,955	671,436
Ross Stores, Inc.	11,443	995,198
Royal Caribbean Cruises Ltd.(a)	41,960	1,349,853
Rush Enterprises, Inc. (Class B Stock)	5,080	154,991
S&P Global, Inc.	5,568	1,364,438
Saia, Inc.*(a)	4,334	318,722
salesforce.com, Inc.*	4,960	714,141
Sanderson Farms, Inc.	3,795	467,999
Sanmina Corp.*	11,575	315,766
Santander Consumer USA Holdings, Inc.(a)	95,747	1,331,841
Science Applications International Corp.(a)	5,223	389,792
Select Medical Holdings Corp.*	11,875	178,125
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Sempra Energy	8,274	$ 934,879
ServiceNow, Inc.*	9,124	2,614,756
Sherwin-Williams Co. (The)	942	432,868
Silgan Holdings, Inc.(a)	45,520	1,320,990
Simmons First National Corp. (Class A Stock)	9,555	175,812
Simply Good Foods Co. (The)*	14,908	287,128
Simpson Manufacturing Co., Inc.	5,515	341,820
SkyWest, Inc.	21,961	575,159
South State Corp.	6,830	401,126
Southern Co. (The)	1,374	74,388
Southwest Gas Holdings, Inc.	3,830	266,415
Spire, Inc.	9,200	685,216
SPS Commerce, Inc.*	35,413	1,647,059
SPX Corp.*	14,725	480,624
SS&C Technologies Holdings, Inc.	29,213	1,280,114
Starbucks Corp.	21,283	1,399,144
Steel Dynamics, Inc.	58,480	1,318,139
STERIS PLC	32,847	4,597,595
STORE Capital Corp., REIT	96,067	1,740,734
Strategic Education, Inc.(a)	3,998	558,760
Stryker Corp.(a)	25,463	4,239,335
SVMK, Inc.*	23,750	320,863
Synchrony Financial	34,424	553,882
SYNNEX Corp.	5,825	425,808
Synopsys, Inc.*	28,956	3,729,243
Sysco Corp.(a)	47,620	2,172,901
Take-Two Interactive Software, Inc.*	5,164	612,502
Tandem Diabetes Care, Inc.*(a)	39,038	2,512,095
Target Corp.	51,562	4,793,719
TE Connectivity Ltd.	32,022	2,016,746
Tech Data Corp.*	2,691	352,117
TechTarget, Inc.*	9,650	198,887
Teladoc Health, Inc.*(a)	3,159	489,677
Telephone & Data Systems, Inc.	77,878	1,305,235
Tetra Tech, Inc.	19,675	1,389,449
Texas Instruments, Inc.	2,338	233,636
Thermo Fisher Scientific, Inc.	39,177	11,110,597
Timken Co. (The)	49,903	1,613,863
TJX Cos., Inc. (The)	98,714	4,719,516
T-Mobile US, Inc.*	7,866	659,957
Trane Technologies PLC	32,924	2,719,193
Trex Co., Inc.*(a)	4,889	391,804
Twist Bioscience Corp.*(a)	11,963	365,829
Tyson Foods, Inc. (Class A Stock)	60,621	3,508,137
U.S. Bancorp	45,054	1,552,110
UniFirst Corp.	7,453	1,126,074
Union Pacific Corp.	869	122,564
Unit Corp.*	10,178	2,646
United Airlines Holdings, Inc.*(a)	38,620	1,218,461
United States Cellular Corp.*	28,734	841,619
United Therapeutics Corp.*	3,500	331,888
UnitedHealth Group, Inc.	48,283	12,040,815
Universal Health Services, Inc. (Class B Stock)	2,910	288,323
Utah Medical Products, Inc.	1,920	180,576
Valero Energy Corp.	62,032	2,813,772
Veracyte, Inc.*(a)	15,558	378,215

A7

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Verint Systems, Inc.*(a)	24,420	$ 1,050,060
Verisk Analytics, Inc.	5,063	705,681
Verizon Communications, Inc.(a)	203,069	10,910,897
ViacomCBS, Inc. (Class B Stock)(a)	22,047	308,878
Virtus Investment Partners, Inc.	4,555	346,681
Visa, Inc. (Class A Stock)(a)	25,299	4,076,175
VMware, Inc. (Class A Stock)*(a)	15,797	1,913,017
Voya Financial, Inc.(a)	4,831	195,897
Walgreens Boots Alliance, Inc.	42,134	1,927,631
Walmart, Inc.(a)	85,547	9,719,850
Walt Disney Co. (The)	73,893	7,138,064
Waste Management, Inc.(a)	55,220	5,111,163
Watts Water Technologies, Inc. (Class A Stock)	16,028	1,356,770
Wells Fargo & Co.	9,022	258,931
Wingstop, Inc.	1,656	131,983
World Fuel Services Corp.	30,806	775,695
Xerox Holdings Corp.	18,836	356,754
Xperi Corp.	24,391	339,279
YETI Holdings, Inc.*(a)	19,629	383,158
Yum! Brands, Inc.	6,522	446,953
Zoetis, Inc.	10,859	1,277,996
Zynga, Inc. (Class A Stock)*	499,773	3,423,445
		980,159,971

Total Common Stocks (cost $1,640,948,383)		1,473,674,482
Preferred Stocks — 0.2%
United States
Citigroup Capital XIII, 8.140%	97,759	2,502,631
JPMorgan Chase & Co., 6.100%	3,516	88,111
JPMorgan Chase & Co., 6.150%	3,515	88,402
Wells Fargo & Co., 4.750%	114,855	2,411,955

Total Preferred Stocks (cost $5,796,976)		5,091,099

Units
Rights* — 0.0%
China
Legend Holdings Corp.^	7,115	—
(cost $—)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.0%
Cayman Islands — 0.4%
Dryden CLO Ltd.,
Series 2019-68A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 0.000%)
3.141%(c)	07/15/32	5,100	4,691,784
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Octagon Investment Partners 30 Ltd.,
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.139%(c)	03/17/30	6,630	$ 6,258,997
			10,950,781
United States — 4.6%
Ally Auto Receivables Trust,
Series 2019-01, Class A3
2.910%	09/15/23	9,810	9,977,012
American Express Credit Account Master Trust,
Series 2017-05, Class A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
1.085%(c)	02/18/25	3,975	3,831,813
Series 2018-03, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
1.025%(c)	10/15/25	3,100	3,016,699
Series 2018-05, Class A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
1.045%(c)	12/15/25	2,500	2,376,957
BMW Vehicle Owner Trust,
Series 2018-A, Class A4
2.510%	06/25/24	1,618	1,619,245
CarMax Auto Owner Trust,
Series 2020-01, Class A4
2.030%	06/16/25	485	485,123
CNH Equipment Trust,
Series 2019-B, Class A3
2.520%	08/15/24	2,995	3,048,505
Ford Credit Auto Owner Trust,
Series 2019-C, Class A4
1.930%	04/15/25	13,850	13,836,053
Series 2020-01, Class A, 144A
2.040%	08/15/31	2,625	2,455,829
GM Financial Consumer Automobile Receivables Trust,
Series 2019-03, Class A3
2.180%	04/16/24	7,483	7,514,432
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	6,975	7,087,297
Series 2020-01, Class A4
1.630%	10/21/26	4,755	4,728,779
HPEFS Equipment Trust,
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	5,460	5,375,999
Hyundai Auto Receivables Trust,
Series 2019-A, Class A3
2.660%	06/15/23	6,085	6,116,940
Series 2019-B, Class A3
1.940%	02/15/24	12,179	11,971,963
John Deere Owner Trust,
Series 2019-B, Class A2
2.280%	05/16/22	5,089	5,095,921
Nissan Auto Receivables Owner Trust,
Series 2019-A, Class A3
2.900%	10/16/23	8,245	8,412,406

A8

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Toyota Auto Receivables Owner Trust,
Series 2020-A, Class A4
1.680%	05/15/25	4,750	$ 4,728,975
United States Small Business Administration,
Series 2017-20J, Class 1
2.850%	10/01/37	1,328	1,369,304
Series 2018-20A, Class 1
2.920%	01/01/38	5,369	5,561,505
Series 2018-20E, Class 1
3.500%	05/01/38	1,694	1,812,170
Series 2018-20G, Class 1
3.540%	07/01/38	879	943,927
Series 2018-20H, Class 1
3.580%	08/01/38	5,156	5,536,398
Series 2018-20I, Class 1
3.530%	09/01/38	3,370	3,588,016
Series 2019-20A, Class 1
3.370%	01/01/39	6,434	6,817,680
Series 2019-20B, Class 1
3.260%	02/01/39	5,199	5,496,811
Series 2019-20C, Class 1
3.200%	03/01/39	1,103	1,164,865
Series 2019-20E, Class 1
2.880%	05/01/39	3,066	3,167,761
Series 2019-20F, Class 1
2.600%	06/01/39	1,133	1,157,514
Series 2020-20C, Class 1
1.490%	03/01/40	142	147,771
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 144A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.500%)
1.225%(c)	07/17/23	7,205	7,121,833
			145,565,503

Total Asset-Backed Securities (cost $157,246,192)			156,516,284
Commercial Mortgage-Backed Securities — 0.6%
United States
BANK,
Series 2019-BN19, Class A3
3.183%	08/15/61	6,930	7,314,863
Series 2019-BN23, Class A3
2.920%	12/15/52	6,955	7,192,762
Series 2020-BN26, Class A4
2.403%	03/15/63	4,145	4,083,869
Benchmark Mortgage Trust,
Series 2020-B17, Class A5
2.289%	03/15/53	1,900	1,861,198

Total Commercial Mortgage-Backed Securities (cost $20,755,169)			20,452,692
Corporate Bonds — 10.2%
Australia — 0.4%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30	5,807	5,482,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Australia (cont’d.)
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A
2.300%	01/22/25(a)	1,000	$ 985,776
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	500	629,365
Westpac Banking Corp.,
Sub. Notes
2.894%(ff)	02/04/30	5,805	5,584,021
			12,681,276
Austria — 0.0%
Oesterreichische Kontrollbank AG,
Gov’t. Gtd. Notes
3.125%	11/07/23	500	544,202
Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.900%	02/01/46	1,000	1,101,582
Brazil — 0.0%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/31/30	400	311,506
Canada — 0.2%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.350%	09/11/22	3,100	3,135,530
Royal Bank of Canada,
Covered Bonds, 144A
3.350%	10/22/21	1,450	1,509,605
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	1,000	1,036,178
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
7.625%	01/15/39	800	946,346
			6,627,659
China — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	700	750,780
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	1,800	1,935,607
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, 144A, MTN
3.750%	05/02/23	1,000	1,047,892
			3,734,279
France — 0.2%
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
2.375%	11/21/24	1,000	980,672

A9

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
France (cont’d.)
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A, MTN
3.250%	09/26/23	1,800	$ 1,949,796
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(ff)	—(rr)	1,500	1,448,296
Total Capital International SA,
Gtd. Notes
3.455%	02/19/29	900	949,200
			5,327,964
Germany — 0.0%
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38	550	575,436
Ireland — 0.1%
CRH America Finance, Inc.,
Gtd. Notes, 144A
3.950%	04/04/28	1,500	1,461,730
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.741%	03/07/29(a)	1,200	1,275,235
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.170%	09/11/27	1,200	1,200,899
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25	1,000	978,270
			3,454,404
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	900	896,105
Luxembourg — 0.0%
ArcelorMittal SA,
Sr. Unsec’d. Notes
4.550%	03/11/26	1,000	897,330
Mexico — 0.0%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22	300	302,861
Petroleos Mexicanos,
Gtd. Notes
6.375%	02/04/21(a)	900	654,798
			957,659
Netherlands — 0.3%
BNG Bank NV,
Sr. Unsec’d. Notes, 144A, MTN
3.125%	11/08/21	2,450	2,547,057
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22	1,900	1,923,240
4.625%	12/01/23	1,500	1,541,841
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Netherlands (cont’d.)
ING Groep NV,
Sr. Unsec’d. Notes
4.100%	10/02/23(a)	1,800	$ 1,847,280
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40	145	173,975
Shell International Finance BV,
Gtd. Notes
3.750%	09/12/46	400	429,703
			8,463,096
Norway — 0.0%
Equinor ASA,
Gtd. Notes
3.250%	11/18/49	800	795,949
South Korea — 0.1%
Kia Motors Corp.,
Sr. Unsec’d. Notes, 144A
3.500%	10/25/27	1,550	1,510,642
Korea Development Bank (The),
Sr. Unsec’d. Notes
3.250%	02/19/24	1,000	1,055,669
POSCO,
Sr. Unsec’d. Notes, 144A
2.375%	01/17/23	1,200	1,192,476
			3,758,787
Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
4.379%	04/12/28(a)	1,200	1,229,736
Supranational Bank — 0.2%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25	1,100	1,178,457
3.125%	09/26/28	1,200	1,409,865
European Investment Bank,
Sr. Unsec’d. Notes, MTN
4.875%	02/15/36	1,100	1,639,914
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	1,800	1,850,521
			6,078,757
Switzerland — 0.1%
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,000	976,866
Syngenta Finance NV,
Gtd. Notes, 144A
3.933%	04/23/21	800	753,523
Tyco Electronics Group SA,
Gtd. Notes
3.450%	08/01/24	800	814,952
			2,545,341

A10

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom — 0.3%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	400	$ 569,430
Barclays PLC,
Sr. Unsec’d. Notes
4.950%	01/10/47(a)	800	884,117
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
3.625%	05/15/25	1,200	1,293,754
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	—(a)(rr)	970	860,779
Sr. Unsec’d. Notes
4.050%	08/16/23	1,800	1,859,805
Santander UK PLC,
Sr. Unsec’d. Notes
2.100%	01/13/23	1,200	1,164,645
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24(a)	1,900	1,889,557
			8,522,087
United States — 8.0%
3M Co.,
Sr. Unsec’d. Notes
3.700%	04/15/50(a)	692	771,681
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22	1,000	999,096
2.600%	11/21/24(a)	1,557	1,570,650
Allergan Funding SCS,
Gtd. Notes
3.850%	06/15/24	3,960	4,125,246
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	400	379,534
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	1,000	1,008,940
3.900%	04/01/26	400	412,219
4.375%	01/15/55	2,215	2,123,122
4.500%	07/16/44	400	411,502
American Tower Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	3,560	3,555,828
4.000%	06/01/25	3,335	3,428,874
5.000%	02/15/24	1,890	2,017,407
AT&T, Inc.,
Sr. Unsec’d. Notes
3.900%	03/11/24	3,925	4,102,416
4.300%	02/15/30	2,805	3,019,223
6.375%	03/01/41	300	381,635
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	400	393,366
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	—(rr)	1,495	$ 1,521,729
Jr. Sub. Notes, Series MM
4.300%(ff)	—(a)(rr)	1,950	1,677,884
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	400	428,281
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	1,000	1,028,382
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.500%	02/01/25	2,019	2,111,282
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	1,570	1,697,460
4.250%	10/15/50	1,384	1,565,189
Boeing Co. (The),
Sr. Unsec’d. Notes
2.800%	03/01/27	4,270	3,926,888
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	3,960	3,943,919
Broadcom, Inc.,
Gtd. Notes, 144A
4.250%	04/15/26	5,140	5,159,751
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	2,340	2,515,163
5.375%	05/01/47	1,005	1,099,876
Cigna Corp.,
Gtd. Notes
4.800%	08/15/38	505	567,705
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.650%	07/30/45(a)	300	357,982
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, GMTN
2.250%	11/15/22(a)	850	859,789
Sr. Unsec’d. Notes, MTN
4.000%	08/15/45	400	479,070
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25(a)	1,793	1,810,720
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	695	734,850
3.750%	04/01/40	1,390	1,536,218
6.450%	03/15/37	500	690,550
Commonwealth Edison Co.,
First Mortgage
5.900%	03/15/36(a)	1,265	1,530,901
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39(a)	400	502,812

A11

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58	850	$ 952,183
5.700%	12/01/36	435	513,338
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	500	524,998
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50	1,038	1,206,175
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	1,300	1,287,684
6.350%	06/01/40	400	440,505
DTE Electric Co.,
Sr. Sec’d. Notes, Series A
6.625%	06/01/36	680	1,003,242
DTE Energy Co.,
Sr. Unsec’d. Notes
2.950%	03/01/30	2,415	2,294,009
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23	800	826,361
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	1,000	991,725
Duke Energy Indiana LLC,
First Mortgage
3.750%	05/15/46	895	972,508
First Mortgage, Series YYY
3.250%	10/01/49	1,565	1,579,318
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	2,184	2,178,955
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32	1,392	1,557,229
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25(a)	3,209	2,720,769
4.050%	03/15/25	2,589	2,297,820
4.750%	01/15/26(a)	3,330	2,921,091
5.500%	06/01/27	2,775	2,430,984
6.000%	06/15/48	850	706,361
6.500%	02/01/42(a)	2,280	2,066,550
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	250	248,464
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	700	661,148
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	2,000	2,016,424
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.250%	06/15/22	1,000	962,448
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.709%	03/06/25	500	$ 522,149
FedEx Corp.,
Gtd. Notes
3.400%	02/15/28(a)	1,050	1,022,763
Fifth Third Bancorp,
Jr. Sub. Notes
5.100%(ff)	—(rr)	1,910	1,542,297
First Maryland Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.850%
2.613%(c)	02/01/27	5,095	4,909,044
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	1,390	1,461,753
3.700%	12/01/47	850	937,942
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.063%	11/01/24	600	544,171
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	740	738,846
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	3,475	3,665,630
3.375%	05/15/23	1,100	1,150,896
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.550%	01/05/26(a)	2,344	2,433,612
5.875%	01/14/38	473	559,832
6.750%	03/15/32(a)	1,650	1,968,845
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	1,050	758,566
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	1,000	1,008,375
Sr. Unsec’d. Notes, Series B
3.700%	01/30/50(a)	1,784	1,865,357
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45	400	495,647
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21(a)	800	772,966
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33(a)	1,960	1,597,939
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29(a)	400	414,672
Huntington Ingalls Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.844%	05/01/25	1,494	1,538,292
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46	1,000	1,177,860

A12

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
International Business Machines Corp.,
Sr. Unsec’d. Notes
4.250%	05/15/49	300	$ 356,644
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	1,292	1,820,925
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26(a)	3,330	3,559,696
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.050%	01/06/28	150	155,270
Johnson & Johnson,
Sr. Unsec’d. Notes
5.950%	08/15/37	400	586,237
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
2.713%(c)	01/15/87	10,737	7,443,292
Sr. Unsec’d. Notes
3.300%	04/01/26	400	419,549
4.493%(ff)	03/24/31	3,810	4,392,504
Kansas City Southern,
Gtd. Notes
4.200%	11/15/69	995	950,826
Kellogg Co.,
Sr. Unsec’d. Notes
3.400%	11/15/27	450	457,216
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29	6,820	6,135,638
4.100%	04/30/28	700	736,328
Kinder Morgan Energy Partners LP,
Gtd. Notes
7.500%	11/15/40	455	431,282
Kinder Morgan, Inc.,
Gtd. Notes
3.150%	01/15/23(a)	2,000	1,961,562
Kroger Co. (The),
Sr. Unsec’d. Notes
3.700%	08/01/27(a)	400	419,283
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,420	1,529,030
Lincoln National Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 2.358%
4.049%(c)	05/17/66	4,555	2,755,965
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	700	547,697
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50(a)	1,015	1,238,893
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	400	449,472
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	300	400,269
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29	450	$ 496,143
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25	500	502,420
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27	700	776,312
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
5.500%	07/28/21	1,900	1,973,434
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.500%	09/24/25	800	862,505
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	1,315	1,374,122
NiSource, Inc.,
Sr. Unsec’d. Notes
6.250%	12/15/40	2,165	2,855,377
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46	800	941,951
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26(a)	4,488	5,307,860
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27	900	429,309
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	2,444	2,512,890
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	2,061	2,103,723
2.625%	02/15/23	850	872,758
3.250%	05/15/30	400	425,037
4.000%	07/15/46	400	434,537
6.125%	07/08/39	500	673,131
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21	2,000	1,988,623
PacifiCorp,
First Mortgage
4.150%	02/15/50	1,165	1,291,844
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	1,055	1,091,661
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.750%	06/03/26(a)	900	945,106
3.600%	09/15/28	400	445,317
4.000%	03/15/49(a)	650	797,946
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	400	399,728

A13

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Phillips 66,
Gtd. Notes
4.875%	11/15/44	500	$ 502,860
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25	10,630	8,582,791
PPL Electric Utilities Corp.,
First Mortgage
4.150%	06/15/48	350	413,800
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.450%	11/03/26	700	736,321
Prologis LP,
Gtd. Notes
3.750%	11/01/25	800	854,689
San Diego Gas & Electric Co.,
First Mortgage, Series NNN
3.600%	09/01/23	2,775	2,933,223
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24(a)	5,880	5,801,168
4.050%	12/01/23	1,900	1,912,216
Southern California Edison Co.,
First Mortgage, Series E
3.700%	08/01/25	2,230	2,295,819
First Ref. Mortgage
1.845%	02/01/22	283	278,982
3.900%	12/01/41	1,157	1,080,601
State Street Corp.,
Sr. Unsec’d. Notes, 144A
3.152%(ff)	03/30/31	736	752,204
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	3,735	3,788,590
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	415	395,714
6.550%	05/01/37	813	960,530
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	800	1,033,697
Truist Financial Corp.,
Jr. Sub. Notes, Series M
5.125%(ff)	—(rr)	625	559,509
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45	300	315,214
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	09/01/49(a)	1,457	1,428,490
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	300	332,666
6.125%	07/15/38(a)	1,530	2,062,354
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	1,635	1,756,422
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
ViacomCBS, Inc.,
Gtd. Notes
4.850%	07/01/42	800	$ 702,322
Jr. Sub. Notes
6.250%(ff)	02/28/57	4,726	4,148,474
Sr. Unsec’d. Notes
3.700%	06/01/28(a)	550	514,589
4.750%	05/15/25	1,466	1,464,745
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	3,640	3,629,735
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	1,300	1,569,313
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34(a)	300	298,530
Walt Disney Co. (The),
Gtd. Notes
4.700%	03/23/50	850	1,105,827
6.200%	12/15/34	400	551,769
7.300%	04/30/28	1,070	1,449,520
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45(a)	300	337,458
Sub. Notes, MTN
4.650%	11/04/44	600	672,843
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27(a)	950	896,429
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46	800	755,873
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	600	672,226
			252,691,708

Total Corporate Bonds (cost $335,103,663)			322,656,593
Sovereign Bonds — 0.5%
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond,
Sr. Unsec’d. Notes, 144A
4.750%	03/18/24	1,000	975,081
Canada — 0.2%
Province of Alberta,
Sr. Unsec’d. Notes
3.300%	03/15/28	1,500	1,727,055
Province of British Columbia,
Sr. Unsec’d. Notes
2.250%	06/02/26	1,000	1,068,232
Province of Quebec,
Sr. Unsec’d. Notes
2.375%	01/31/22	600	617,933

A14

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Canada (cont’d.)
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	2,000	$ 2,172,246
			5,585,466
Chile — 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.860%	06/21/47	500	543,807
Colombia — 0.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/18/37(a)	400	499,838
Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23	300	314,783
Hungary — 0.0%
Hungary Government International Bond,
Sr. Unsec’d. Notes
7.625%	03/29/41	300	461,617
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
2.850%	02/14/30	600	583,688
Mexico — 0.0%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.600%	02/10/48(a)	450	449,617
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
8.750%	11/21/33	300	475,607
South Africa — 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.875%	05/30/22	1,400	1,423,216
South Korea — 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes
2.625%	05/26/26	1,000	1,037,265
3.625%	11/27/23	800	858,841
Korea International Bond,
Sr. Unsec’d. Notes
3.500%	09/20/28	1,000	1,158,780
			3,054,886
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.975%	04/20/55	400	455,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Vietnam — 0.1%
Vietnam Government International Bond,
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	1,000	$ 990,353

Total Sovereign Bonds (cost $15,583,561)			15,813,400
U.S. Government Agency Obligations — 7.1%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	387	404,363
2.500%	11/01/27	688	714,238
2.500%	02/01/32	1,352	1,408,475
3.000%	04/01/31	489	513,995
3.000%	11/01/31	960	1,005,644
3.000%	01/01/32	1,196	1,256,637
3.000%	04/01/33	500	524,475
3.000%	03/01/42	3,369	3,562,720
3.000%	03/01/45	1,053	1,113,133
3.000%	09/01/46	1,587	1,678,008
3.000%	10/01/48	747	786,840
3.500%	12/01/30	1,561	1,644,106
3.500%	04/01/33	2,941	3,099,178
3.500%	02/01/44	1,725	1,863,291
3.500%	07/01/46	1,415	1,523,243
3.500%	08/01/46	1,047	1,116,407
3.500%	09/01/46	578	617,521
3.500%	05/01/47	790	838,000
4.000%	05/01/44	637	688,620
4.000%	05/01/44	1,222	1,324,417
4.000%	08/01/44	594	652,179
4.000%	10/01/45	1,119	1,213,191
4.000%	01/01/47	312	339,827
4.000%	05/01/47	877	940,859
4.500%	12/01/45	305	332,363
4.500%	03/01/47	376	408,318
5.000%	08/01/48	2,047	2,212,091
5.000%	10/01/48	263	284,309
5.000%	07/01/49	1,366	1,474,274
6.250%	07/15/32	300	468,934
Federal National Mortgage Assoc.
2.500%	10/01/27	271	282,597
2.500%	06/01/28	885	921,583
2.500%	06/01/30	906	945,613
2.500%	11/01/31	6,414	6,672,280
2.500%	10/01/34	2,831	2,938,745
2.500%	01/01/50	1,782	1,846,576
3.000%	08/01/28	351	369,104
3.000%	11/01/31	350	367,672
3.000%	04/01/32	1,231	1,296,011
3.000%	12/01/41	2,525	2,669,473
3.000%	11/01/42	3,234	3,419,769
3.000%	05/01/43	1,397	1,477,293
3.000%	10/01/44	2,850	3,011,543
3.000%	09/01/49	20,817	21,893,841
3.000%	12/01/49	2,968	3,119,663
3.500%	10/01/30	393	413,234
3.500%	11/01/31	958	1,009,902
3.500%	06/01/42	2,642	2,836,225

A15

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/42	382	$ 410,080
3.500%	10/01/43	1,605	1,723,099
3.500%	09/01/45	397	423,385
3.500%	10/01/45	1,315	1,410,057
3.500%	01/01/46	11,604	12,388,482
3.500%	12/01/46	1,422	1,530,582
3.500%	01/01/47	710	761,538
3.500%	04/01/47	1,887	2,014,850
3.500%	04/01/47	2,515	2,697,276
3.500%	03/01/48	14,144	15,169,454
3.500%	04/01/48	2,302	2,438,213
3.500%	09/01/49	1,806	1,908,879
4.000%	11/01/44	475	520,974
4.000%	02/01/45	2,046	2,233,582
4.000%	11/01/45	94	102,319
4.000%	07/01/46	486	529,369
4.000%	01/01/47	379	406,987
4.000%	04/01/47	680	736,633
4.000%	04/01/47	972	1,044,440
4.000%	08/01/47	16,677	17,941,372
4.000%	04/01/48	4,122	4,418,693
4.000%	06/01/48	5,983	6,388,803
4.500%	11/01/40	398	436,172
4.500%	10/01/45	2,995	3,340,006
4.500%	02/01/46	1,444	1,582,156
4.500%	11/01/47	1,639	1,772,960
4.500%	02/01/48	2,028	2,219,059
4.500%	05/01/48	3,237	3,507,347
4.500%	08/01/48	2,240	2,408,843
4.500%	08/01/48	6,083	6,559,688
6.625%	11/15/30	300	460,526
Government National Mortgage Assoc.
3.000%	05/20/43	1,806	1,940,293
3.000%	11/20/43	457	490,871
3.000%	04/20/45	2,158	2,317,439
3.000%	02/20/47	1,999	2,133,764
3.000%	01/20/50	2,985	3,163,212
3.500%	01/20/43	481	514,180
3.500%	10/20/43	403	430,148
3.500%	05/20/45	1,106	1,181,397
3.500%	07/20/46	1,680	1,794,633
3.500%	03/20/47	754	805,748
3.500%	10/20/47	1,099	1,167,430
3.500%	11/20/47	2,081	2,209,982
3.500%	12/20/47	400	427,775
3.500%	02/20/48	205	218,765
3.500%	04/20/48	482	512,482
3.500%	08/20/49	1,934	2,037,393
4.000%	05/15/46	457	496,902
4.000%	01/20/47	332	355,167
4.000%	06/20/47	852	916,935
4.000%	03/20/48	5,158	5,538,808
4.000%	09/20/48	3,033	3,228,873
4.500%	11/20/44	184	200,521
4.500%	11/20/45	262	286,395
4.500%	12/20/45	271	295,727
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	07/20/48	3,737	$ 3,994,652

Total U.S. Government Agency Obligations (cost $217,368,555)			225,646,096
U.S. Treasury Obligations — 3.8%
U.S. Treasury Bonds
2.250%	08/15/49	600	727,313
2.375%	11/15/49	5,240	6,531,987
2.750%	11/15/47	600	791,531
3.000%	11/15/44	7,200	9,680,625
3.000%	05/15/45	4,100	5,542,687
3.000%	02/15/49	2,200	3,060,062
3.125%	02/15/43	3,150	4,275,141
4.500%	05/15/38	1,728	2,719,440
5.000%	05/15/37	350	567,492
5.250%	02/15/29	1,700	2,358,750
5.375%	02/15/31	550	808,500
U.S. Treasury Notes
0.375%	03/31/22	2,404	2,410,480
0.500%	03/31/25	87	87,551
0.625%	03/31/27	7,320	7,361,175
1.375%	02/15/23	18,200	18,770,172
1.375%	08/31/26	2,000	2,105,937
1.500%	10/31/24	1,600	1,681,875
1.500%	02/15/30	331	7,865,950
1.625%	10/31/26	3,100	3,317,000
1.750%	11/15/29	4,500	4,947,187
2.000%	02/15/23	1,600	1,676,500
2.000%	02/15/25	4,300	4,628,883
2.125%	11/30/24	3,100	3,348,000
2.250%	02/15/27	500	557,578
2.375%	08/15/24	500	543,438
2.500%	02/28/26	800	893,563
2.875%	08/15/28	1,650	1,950,352
U.S. Treasury Strips Coupon
2.071%(s)	05/15/38	27,335	21,862,661

Total U.S. Treasury Obligations (cost $109,670,735)			121,071,830

Total Long-Term Investments (cost $2,502,473,234)			2,340,922,476

	Shares
Short-Term Investments — 21.9%
Affiliated Mutual Funds — 15.7%
PGIM Core Ultra Short Bond Fund(w)	292,058,549	292,058,549
PGIM Institutional Money Market Fund (cost $203,507,194; includes $203,294,842 of cash collateral for securities on loan)(b)(w)	203,940,484	203,614,179

Total Affiliated Mutual Funds (cost $495,565,743)		495,672,728

A16

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) — 6.2%
U.S. Treasury Bills
(0.010)%	09/10/20(k)	100,000	$ 99,952,577
1.439%	05/07/20(k)	50,000	49,997,906
1.514%	07/30/20	16,000	15,995,113
1.533%	11/05/20(h)	30,000	29,980,858

Total U.S. Treasury Obligations (cost $195,578,366)			195,926,454

Total Short-Term Investments (cost $691,144,109)			691,599,182

TOTAL INVESTMENTS—95.9% (cost $3,193,617,343)			3,032,521,658

Other assets in excess of liabilities(z) — 4.1%			130,159,061

Net Assets — 100.0%			$ 3,162,680,719

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $197,161,022; cash collateral of $203,294,842 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,023	2 Year U.S. Treasury Notes	Jun. 2020	$225,451,617	$ 89,312
1,020	5 Year U.S. Treasury Notes	Jun. 2020	127,866,568	378,853
2,546	10 Year U.S. Treasury Notes	Jun. 2020	353,098,375	10,395,448
161	10 Year U.S. Ultra Treasury Notes	Jun. 2020	25,121,031	91,458
417	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	92,521,875	33,544
70	Euro Currency	Jun. 2020	9,668,313	(80,336)
151	Euro STOXX 50 Index	Jun. 2020	4,574,796	(51,694)
400	Japanese Yen Currency	Jun. 2020	46,597,500	(1,017,533)
1,720	S&P 500 E-Mini Index	Jun. 2020	220,994,200	1,828,081
330	TOPIX Index	Jun. 2020	43,058,824	(766,537)
				10,900,596
Short Positions:
222	20 Year U.S. Treasury Bonds	Jun. 2020	39,751,875	75,624
300	Australian Dollar Currency	Jun. 2020	18,429,000	428,685
A17

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
216	FTSE 100 Index	Jun. 2020	$ 15,119,686	$ (147,101)
700	Mini MSCI Emerging Markets Index	Jun. 2020	29,501,500	(699,875)
950	Russell 2000 E-Mini Index	Jun. 2020	54,511,000	2,182,442
				1,839,775
				$12,740,371
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
American Express Co.	12/20/24	1.000%(Q)	8,434	$ (146,782)	$ (169,077)	$ (22,295)
AT&T, Inc.	12/20/24	1.000%(Q)	9,970	(75,779)	465,458	541,237
Berkshire Hathaway, Inc.	12/20/24	1.000%(Q)	16,035	(482,302)	(562,406)	(80,104)
Citigroup, Inc.	12/20/24	1.000%(Q)	9,180	290,833	37,094	(253,739)
CSX Corp.	12/20/24	1.000%(Q)	9,635	(324,816)	(325,692)	(876)
Energy Transfer Partners, L.P.	12/20/24	1.000%(Q)	23,355	1,094,560	2,302,447	1,207,887
IBM Corp.	12/20/24	1.000%(Q)	10,035	(281,481)	(265,207)	16,274
Kinder Morgan LLC, Inc.	12/20/24	1.000%(Q)	10,205	577,343	268,076	(309,267)
Marriott International, Inc.	12/20/20	1.000%(Q)	4,751	(29,333)	9,977	39,310
McKesson Corp.	12/20/24	1.000%(Q)	17,610	(221,872)	(471,697)	(249,825)
Metlife, Inc.	12/20/24	1.000%(Q)	9,885	(233,729)	(72,770)	160,959
Morgan Stanley	06/20/25	1.000%(Q)	11,635	257,005	152,051	(104,954)
Simon Property Group LP	06/20/25	1.000%(Q)	6,565	569,635	484,508	(85,127)
Southwest Airlines Co.	12/20/20	1.000%(Q)	4,751	(28,950)	(24,439)	4,511
Union Pacific Corp.	12/20/24	1.000%(Q)	9,665	(335,662)	(362,003)	(26,341)
				$ 628,670	$1,466,320	$ 837,650

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Verizon Communications	12/20/24	1.000%(Q)	10,200	1.114%	$198,842	$(49,719)	$(248,561)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.34	06/20/25	1.000%(Q)	66,775	1.137%	$167,438	$(431,337)	$(598,775)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
A18

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index (T)	–	Societe Generale	6/25/20	(25,000)	$1,523,559	$—	$1,523,559
Bloomberg Commodity Index 6 Month Forward (T)	–	Societe Generale	6/25/20	25,000	(795,545)	—	(795,545)
Custom Commodity Basket Swap(T)	–	UBS AG	4/07/20	—(r)	359,511	—	359,511
					$1,087,525	$—	$1,087,525

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A19